1290 Avenue of the Americas

New York, NY 10104

Richard Goldberger

Lead Director & Associate General Counsel

212-314-2206 (Tel.)

Richard.Goldberger@axa.us.com

May 24, 2019

VIA EDGAR

Mr. Sonny Oh

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

Re: Separate Account No. 70 of AXA Equitable Life Insurance Company (“AXA Equitable”)

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4

Retirement Cornerstone 19

File Nos. 333-229766 and 811-22651

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4

Retirement Cornerstone 19 Series E

File Nos. 333-229769 and 811-22651

Dear Mr. Oh:

This letter is provided in response to comments received in your letter dated May 17, 2019 on Pre-Effective Amendment No. 1 to each of the above submissions filed by AXA Equitable on March 19, 2019.

We first set forth each specific staff comment and then provide our response. Page references are to the marked version of each prospectus.

1.	General

Comment 1: We note that portions of the registration statement are missing information or contain bracketed disclosure. We may have additional comments on such portions when you complete them in a subsequent pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendment.

Response: With respect to the prospectuses, all brackets have been removed and missing information is now included. Additional exhibits and financial statements will be provided in a subsequent pre-effective amendment.

Comment 2: Please note that comments we give on disclosure in one section apply to other sections of the filing that contain the same or similar disclosure.

Response: Noted.

Comment 3: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.

Response: AXA Equitable will be solely responsible for the benefits and features associated with the Contract.

Comment 4: Please note that the Rate Sheet Supplements must be provided in front of the prospectus.

Response: The Rate Sheet Supplements will be provided in front of the prospectus.

2.	Front Cover Page

Comment 5: If AXA Equitable intends to rely on Rule 30e-3 under the Investment Company Act of 1940 for the contract in 2021, please provide the statement required by Item 1(a)(x) regarding optional internet availability of investment company shareholders reports.

Response: This statement has been added.

3.	Definition of key terms (page 5)

Comment 6: Please define the term “RMD” which appears in the definition of “Excess withdrawal.”

Response: This definition has been added.

Comment 7: Please reconcile the third sentence of “Excess withdrawal” with the corresponding sentence of the same page and term in the RC19E prospectus where the latter only states that “Excess withdrawals will also terminate the no-lapse guarantee.”

Response: The definition of “Excess withdrawal” in the RC19E prospectus has been updated to match the definition in the RC 19 prospectus.

Comment 8: The use of “GMDB Maximum Roll-up period” along with “GMDB Roll-up period” and “GMDB Roll-up period end date” is duplicative and very confusing both here and on page 42. All three terms go to describing the time frame during which the GMDB Roll-up benefit base is eligible to “roll up.” For example the last sentence of “GMDB Maximum Roll-up period” is essentially the same cutoff as the “GMDB Roll-up period end date.”

Please utilize one term to describe in full the time frame during which the GMDB Roll-up benefit base is eligible to “roll up.” As an example:

GMDB ROLL-UP PERIOD — the period during which the GMDB Roll-up benefit base increases (or “rolls up”) annually by an amount determined by the Deferral Roll-up rate or Annual Roll-up rate, as applicable. The GMDB Roll-up period commences on the date you first fund the Protected Benefit account and ends on the date that is the earlier of (a) the [20th] contract date anniversary that occurs after the date you first fund the Protected Benefit Account, and (b) the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday.

The same comment applies to the corresponding terms for the GMIB that follow.

Response: We have revised the disclosure by updating the definitions of GMDB Roll-up period and GMIB roll-up period as suggested. We are confining the use of the GMDB Maximum Roll-up period/ GMIB Maximum Roll-up period and GMDB/GMIB Roll-up period end date definitions to the Successor Owner Annuitant and Divorce sections of the prospectus where additional nuances lend themselves to use of these definitions.

Comment 9: With respect to the “Initial Roll-up rates,” please prominently disclose early on in the summary and relevant sections of the prospectus, that for funding purposes of the GMIB and GMDB, if you are age [42] or younger at the time your contract is issued, the Initial Roll-up rates will never apply to your contract.

Response: We have added this disclosure to the definition of Initial Roll-up rates and the “Key features” section.

Comment 10: To simplify the applicable disclosure, please delete the first parenthetical that appears in the definition of “Initial Roll-up rates.”

Response: We have made this change.

Comment 11: Remove all references to the contract, for example, the “specified in your contract” in the definition of “Lifetime GMIB payments.” This disclosure should all be in prospectus.

Response: We have made these changes.

4.	Who is AXA Equitable (page 9)

Comment 12: Please reconcile the contents of the bullet point lists under “We require that the following types of communications be on specific forms we provide for that purpose:” and “We also have specific forms that we recommend you use for the following types of request:” in this prospectus with those appearing in the corresponding section of the RC19E prospectus.

Response: We have reconciled this section of the RC19E prospectus with the corresponding section of RC 19 (the “Election of the automatic investment program” option is not applicable to RC 19E).

5.	Key features (page 12)

Comment 13: Reiterate the first sentence in “Guaranteed minimum income benefit (‘GMIB’)” at the beginning of “Guaranteed minimum income benefit” on page 40 and make clear that the investor must proactively opt out of the GMIB.

Response: We have added this disclosure.

6.	Examples (page 18)

Comment 14: The staff suggests adding disclosure to the third paragraph to also explain that the examples assume the contract was purchased by someone who is 50 years old to allow for funding of GMIB and GMDB benefit bases to begin.

Response: We have added this disclosure.

7.	Contract features and benefits (page 21)

Comment 15: Under “Allocating your contributions” beginning on page 35, please disclose that allocations to the Protected Benefit account variable investment options and amounts in a Special DC program will fund the investor’s GMIB and GMDB starting at age 50.

Response: We have added this disclosure.

Comment 16: Please provide similar disclosure at the beginning of “Special dollar cost averaging” and “Special money market dollar cost averaging” on, respectively, pages 36 and 37 and incorporate such disclosure into the third to last bullet point on page 37 as well.

Response: We have added this disclosure.

Comment 17: Under “Annuity purchase factors” on page 40, please also disclose the criteria upon which the GMIB annuity purchase factors are based. See Item 8 of Form N-4.

Response: We have added this disclosure.

8.	Guaranteed minimum income benefit (page 40)

Comment 18: The beginning of the third paragraph following the first bullet point list begins with the clause “Before you elect the GMIB.” Please revise the clause to better reflect the fact that it is automatically added to the contract.

Response: We have added this disclosure.

Please apply the same to the last sentence of the second paragraph on page 41.

Response: We have made this change.

Comment 19: Under “Guaranteed minimum income benefit,” the parenthetical “(although the GMIB can only be funded starting at age [50])” appearing in the first sentence of the second paragraph on page 41 should be more prominent, e.g., provide as second sentence in first paragraph of same page.

Response: We have made this change.

Please also revise the second sentence of the third paragraph on page 41 in light of the age 50 restriction for funding.

Response: We have made this change.

Comment 20: Please delete the “Rate Sheet Supplement” subsection on page 41 as the term has already been defined.

Response: We have made this change.

Comment 21: Please clarify that the deduction referenced in the second to last bullet point on page 41 is done on a pro-rata basis.

Response: We have made this change.

Comment 22: The discussion of the GMIB should focus solely on the GMIB, for example, delete the reference to the GMDB Roll-up period in the first sentence on page 42.

Response: We have made this change.

Comment 23: Please incorporate disclosure regarding Excess Withdrawals into the first paragraph on page 42.

Response: We have made this change.

Comment 24: In the second paragraph on page 42 (“Beginning in the contract year ….”), please explain what happens after the GMIB Roll-Up period end date, including whether or not the owner can withdraw up to the Annual withdrawal amount without reducing the GMIB benefit base.

Response: We have added this disclosure.

Comment 25: With respect to the third paragraph on page 42, please clarify whether the contract maturity date is the same as the contract anniversary following the owner’s 95th birthday. If so, this should be clarified throughout the prospectus.

Response: The contract maturity date is the same as the contract date anniversary following the owner’s 95th birthday. We have updated the applicable references to reflect this.

Comment 26: Please revise the first “Example” on page 42 in light of the age 50 funding limitation for the GMIB.

Response: We have made this change.

Comment 27: Confirm the accuracy of the phrase “and will precede” in the last sentence on page 42, i.e., should it be “and will follow”?

Response: We have adjusted this disclosure.

Comment 28: Expand the last paragraph preceding “GMIB benefit base reset” on page 43 to explain that annual Lifetime RMD payments under the Automatic RMD service will not reduce the GMIB benefit base (even if they exceed the Annual withdrawal amount).

Response: We have added this disclosure.

Please also make clear whether non-annual Lifetime RMD payments under the Automatic RMD service, and RMD payments not under the Automated RMD service, will reduce the GMIB benefit base to the extent they exceed the Annual withdrawal amount. Also need to make that clear in the GMIB benefit base formula on the prior page.

Response: We have added this disclosure.

Comments 29: Under “Annual Roll-up rate” and “Deferral Roll-up rate” on page 44, please add “Initial after “Annual” or “Deferral” as applicable, e.g., first sentence of the first and second paragraph, and last paragraph preceding bullet point at the end of the page.

Similarly, please add “Renewal” after “Annual” or “Deferral” when appropriate, e.g., second sentence of second paragraph, and second sentence of last paragraph preceding the bullet point at the end of the page.

Response: We have added this disclosure.

Comment 30: The second to last sentence preceding, respectively, the Ten-Year Treasuries Formula Rate for the Annual Roll-up and Deferral Roll-up rates on page 44 states that the “Renewal rates” will be set at the Company’s discretion subject to the stated minimum.

Please expand on the scope of the discretion and how it relates to the current Roll-up rates as determined by their respective formulas.

Response: We have clarified that the minimum renewal rates will be the greater of 5% or the rate determined by application of the formula, subject to the 8% cap (though we retain discretion to go above the minimum rates and the 8% cap).

Comment 31: Please confirm the accuracy of the third paragraph under “Deferral Roll-up rate” on page 44 and the paragraph preceding “Initial Roll-up rates” on page 58 for the GMDB, given that the Treasury formula for the Annual and Deferral Roll-up rates are currently identical (“plus 2.00%”). Otherwise, if the Deferral rate is not a higher rate, then there is no incentive to forgo withdrawals, and it is also potentially misleading to offer a deferral rate that can be the same as the annual rate

Response: We have added disclosure in each place to indicate that the incentive to defer withdrawals may no longer be applicable once the Initial Roll-up rates have expired.

Comment 32: Given the interplay between the minimum age of 50 to fund the GMIB and GMDB, and the “Initial Roll-up rates” on page 45; “Important note for owners age [49] or younger”; and “75 Day rate lock-in” on the same page, please move each of these sections further up in the “Guaranteed minimum income benefit” discussion beginning on page 40 and no later than the beginning of the “GMIB benefit base ‘Roll-up’” section on page 42.

Response: We have moved these sections as requested.

In addition, please do so using plain English principles by not referencing unnecessary and potentially confusing terms (defined or not) such as “lock-in rates,” GMIB Multi- Year Lock,” or “75 Day rate lock-in.” It is more straightforward to refer to the Initial Roll-up rates and Renewal rates along with complete plain English explanations of each defined term.

For example, in the second paragraph under “Annual Roll-up rate” and the fourth paragraph under “Deferral Roll-up rate” on page 44, using such terms would simplify the disclosure.

Response: We have revised the disclosure along these lines.

Comment 33: With respect to “75 Day rate lock-in” on page 45, please supplementally explain why it is tied to when the initial contribution is received? For example, if the contribution is received within 75 days of signing the application, then owners should get the better of the rates in effect on the date of signing and the rates in effect on the date the contract is issued, regardless of whether the change in rates occurs prior to receiving the initial contribution.

Response: Please see response to comment 58.

Comment 34: In the first paragraph under “Initial Roll-up rates” on page 45, please clarify that the reference to “lock in” rates is referring to “75 Day rate lock-in.”

Response: We have clarified this disclosure.

Comment 35: Please reconcile the subsection “75 Day rate lock-in” that appears on page 45 of the RC19 prospectus but is missing in the corresponding section on page 43 of the RC19E prospectus (this subsection would precede “Renewal rates”).

The same comment applies to page 55 of the RC19E prospectus (the discussion would precede “Renewal rates”) and note that the Rate Sheet Supplement refers to the 75 Day lock-in.

Response: After internal discussions, we have decided to add the Rate lock-in period to RC 19 Series E. Accordingly, we have updated the RC 19E Rate Sheet Supplements and prospectus to reflect applicability of the Rate lock-in feature to RC 19E.

Comment 36: In connection with comment 30 above, please utilize charts to better illustrate the relationship between the Initial Roll-up rates and their benefit relative to issue age and the age 50 funding for the GMIB.

Response: We have added a chart that illustrates this relationship.

Comment 37: In the first paragraph on page 46, please insert “the policy is issued” in between “but” and “after” and “from the application date” in between “effective” and “you.”

Response: Based on our response to comment 58 we have not made the first change but have made the second change.

Comment 38: In the bullet list at the end of page 46 and the next bullet list on page 47 and the first paragraph following the second bullet point on page 48, please define and incorporate “Excess withdrawals” into those discussions.

In doing so, prominently disclose that withdrawals exceeding the Annual withdrawal amount are Excess Withdrawals that will reduce the GMIB benefit base and lifetime GMIB payments, perhaps significantly.

Response: Excess withdrawals do not have a specific impact on the Annual Roll-up amount, which cannot go below zero. We have added the requested disclosure about Excess withdrawals at the end of the bullet lists that also clarifies this.

Comment 39: In the third to last bullet point on page 47, consider defining the withdrawals described in the first sentence as “Excess Withdrawals” to distinguish them from RMD withdrawals.

Response: We have added this disclosure.

Comment 40: In the first paragraph following the last bullet point on page 48, please add applicable disclosure regarding Special Dollar Cost Averaging programs.

Response: We have added this disclosure

Comment 41: The third to last paragraph on page 48 appears to cross-reference “Lifetime GMIB payments.” Please indicate where this section may be found or revise the reference.

Response: We have revised the reference.

Comment 42: Please reconcile the revisions reflected in the last three paragraphs preceding “Example of how your Annual withdrawal amount: …” with the lack of any revisions in the corresponding section on page 46 of the RC19E prospectus.

Response: The applicable section in RC19E is correct, as the concept of a free withdrawal amount is not applicable to RC 19E.

Comment 43: Please confirm whether the first bullet point appearing on page 50 (under “The no-lapse guarantee will terminate under the following circumstances” at the end of page 49) also applies to the corresponding disclosure on page 47 of the RC19E prospectus.

Response: It does not apply, as the concept of a free withdrawal amount is not applicable to RC 19E (which has no surrender charges).

Comment 44: Please provide more explanation of the first two Examples on page 51, see, e.g., Examples on page 49.

Response: We have enhanced these examples.

9.	“Greater of” death benefit (page 57)

Many of the “Greater of” comments are based on our understanding that the “Greater of” and GMIB operate in the same fashion. Please inform the staff supplementally if this understanding is not correct.

Response: They operate in essentially the same manner, with the principle difference being that the impact of withdrawals up to the Annual withdrawal amount on the GMIB benefit base after the GMIB roll up period ends is different to the impact on the GMDB benefit base after the GMDB roll up period ends.

Comment 45: Please confirm whether the second to last bullet point on page 57 should have the same disclosure regarding withdrawal charges as that provided in the last bullet point on page 41 for the GMIB.

Response: The disclosure was revised to include the disclosure regarding withdrawal charges. See page 57.

Comment 46: Please confirm whether the last bullet point on page 57 and the paragraph that follows it should also appear at the end of the bullet point list on page 41 for the GMIB.

Response: The disclosure was revised to include the paragraph that follows the last bullet point. The last bullet point, however, does not apply to the GMIB.

Comment 47: Please reconcile the disclosure in the second paragraph following the last bullet point on page 57 with that appearing in the paragraph beginning at the end of page 41 and continuing onto page 42.

Response: We have updated the disclosure to make these sections consistent.

Comment 48: For the RC19 contract only: In the first two bullet point lists on page 59, please incorporate Excess withdrawals into those discussions.

Response: Excess withdrawals do not have a specific impact on the Annual Roll-up amount, which cannot go below zero. We have added the requested disclosure about Excess withdrawals at the end of the bullet lists that also clarifies this.

Comment 49: Please delete “that follows the contract year” in the second sentence in the second paragraph on page 61, in the second paragraph under “Automatic payment plans” on page 73, and item 3 on page VII-1 and -3 of Appendix VII, and wherever else applicable.

Response: The disclosure was revised as requested.

10.	Transferring your money among investment options (page 68)

Comment 50: In the third bullet point under “Transferring your account value” on page 68, please also address the minimum age to make transfers into the Protected Benefit account variable investment options for the “Greater of” death benefit.

Response: The disclosure has been revised as requested. .

11.	Accessing your money (page 73)

Comment 51: In the first paragraph under “RMDs for contracts with GMIB” on page 77, please disclose what happens if an owner does not elect the Automatic RMD service, or they elect it but don’t choose the annual payment option.

Response: We have added this disclosure. The Automatic RMD service only offers an annual payment option.

Moreover, the disclosure is confusing as it suggests that the GMIB benefit base is reduced by the Annual withdrawal amount, which is inconsistent with other disclosure that states that these RMD payments don’t reduce the benefit base.

Response: The disclosure has been revised.

Comment 52: In addition, in the second paragraph under “RMDs for contracts with GMIB” on page 77, please make clear here that the owner has to elect the Automatic RMD service with the annual payment option for this to apply, and that they also need to explain how it works if the owner has not elected the Automatic RMD service or elects the service but doesn’t choose the annual payment option.

Also, disclose that even though the Lifetime RMD payment won’t decrease the GMIB benefit base, it will count towards the Annual Withdrawal amount.

Response: The disclosure has been revised as requested.

12.	Charges and expenses (page 82)

Comment 53: The substance of the fourth paragraph under “Free withdrawal amount – For contracts with GMIB” on page 84 should be moved up to the beginning of the subsection and reflect the impact of the age 50 restriction for funding of the GMIB.

Response: As we discussed, the disclosure was not “moved up” but the disclosure was revised to reflect the impact of the age 50 restriction for funding the GMIB as requested.

Comment 54: Similarly, in lieu of the last sentence under “Guaranteed benefit charges – ‘Greater of’ death benefit” and the third sentence under “Guaranteed benefit charges – Guaranteed minimum income benefit charge” on page 85, please reflect the impact of the age 50 restriction for funding of the GMIB.

Response: The disclosure was revised as requested.

13.	Appendices

Comment 55: Please reconcile Appendix V (state variations) for RC19 and RC19E where the latter omits disclosure for Rhode Island and Texas.

Response: The state variation for Rhode Island and Texas was deleted from Appendix V in RC19.

14.	Initial and Deferral Annual Roll-up Rate Supplements

The following comments are based on the Initial Annual Roll-up Supplement and also apply to the Initial Deferral Roll-up Supplement.

Comment 56: Please note that the format and substance of the Supplements will need to be revised in light of changes to be made in response to comments on the GMIB portion of the Prospectus.

Response: The disclosure was revised as requested.

Comment 57: In the first sentence, please provide a date for the prospectus and then delete the portion of the sentence that begins with “and statements” and ends with “information” as such disclosure will not be changed.

Response: The disclosure was revised as requested.

Comment 58: Again, in the second bullet point, it is not clear why the rate is tied to receipt of the initial contribution, rather than being set prior to the date the contract is issued.

Response: The Company has tied the rate during the rate lock period to the receipt of the initial contribution in all the previous Retirement Cornerstone product variations (RC1, RC11, RC12, RC13, RC15, RC15A, RC15B and RC17) dating back to 2012. The Company has designed and built systems tying the rate to receipt of the initial contribution. Switching to tying the rate to the contract issue date would result in significant reprogramming, delay, retraining and cost. Moreover, tying the rate during the rate lock period to the receipt of the initial contribution gives the customer at least as much time to take advantage of the rate lock period as tying the rate to the contract issue date in all situations and may give the customer more time to take advantage of the rate lock period in some situations. Accordingly, the Company respectfully requests to continue to tie the rate during the rate lock period to the receipt of the initial contribution for RC19 and RC19E.

Comment 59: At the end of the paragraph following the second bullet point, please replace “at the time” with “on the date.”

Response: The disclosure was revised as requested.

Comment 60: At the end of the last paragraph of the first page, disclose that, once established, the Initial Annual Roll-Up Rate applicable to your contract cannot change.

Response: The disclosure was revised as requested.

Comment 61: In the first full paragraph of the second page, please disclose that the Rate set forth in this Supplement can be superseded.

Response: The disclosure was revised as requested.

Please contact the undersigned at (212) 314-2206 if you have any questions or comments.

Very truly yours,

/s/ Richard Goldberger
Richard Goldberger